CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Statement of Financial Position [Abstract]
Variable Interest Entity, Consolidated, Liabilities, Current, No Recourse	¥ 1,031,260	$ 145,546	¥ 1,124,250
Variable Interest Entity, Consolidated, Liabilities, Noncurrent, No Recourse	¥ 512,827	$ 73,663	¥ 39,275
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued	112,755,320	112,755,320	113,779,244
Common Stock, Shares, Outstanding	112,755,320	112,755,320	113,779,244